Summary of significant accounting policies - Segment reporting (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenues from External Customers and Long-Lived Assets [Line Items]
Net revenues	¥ 8,987,738	¥ 8,761,318	¥ 8,721,175
Cost of revenues	(7,512,076)	(7,250,847)	(7,268,741)
Employee benefits expenses	(358,433)	(307,283)	(323,685)
Share-based payments	(53,817)	(108,516)	(17,393)
Depreciation and amortization	(48,356)	(54,769)	(73,466)
Credit losses, net	(32,868)	(48,900)	(12,756)
Interest expense	(11,350)	(19,003)	(19,343)
Income tax expenses	(689)	(1,013)	(195)
Net loss	(139,742)	(268,043)	(304,900)
Total expenditures for additions to long-lived assets	53,708	83,034	55,563
Operating segment | Single reportable segment
Revenues from External Customers and Long-Lived Assets [Line Items]
Net revenues	8,987,738	8,761,318	8,721,175
Cost of revenues	(7,512,076)	(7,250,847)	(7,268,741)
Employee benefits expenses	(993,601)	(1,013,760)	(1,076,605)
Logistic expenses	(133,919)	(126,174)	(131,527)
Rental and property management expenses	(129,454)	(152,274)	(177,969)
Share-based payments	(53,817)	(108,516)	(17,393)
Depreciation and amortization	(47,359)	(52,447)	(69,105)
Credit losses, net	(32,868)	(48,900)	(12,756)
Interest expense	(11,350)	(19,003)	(19,343)
Other segment expenses	(212,347)	(256,427)	(252,441)
Income tax expenses	(689)	(1,013)	(195)
Net loss	¥ (139,742)	¥ (268,043)	¥ (304,900)
Segment Reporting, Other Segment Item, Composition, Description	Other segment items included in segment net losses comprised traveling expenses, advertising and promotion expenses, professional services fee, interest and investment income, others, net.	Other segment items included in segment net losses comprised traveling expenses, advertising and promotion expenses, professional services fee, interest and investment income, others, net.	Other segment items included in segment net losses comprised traveling expenses, advertising and promotion expenses, professional services fee, interest and investment income, others, net.